GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR, Class R and Class R6 Shares of the

Goldman Sachs Dynamic Allocation Fund

(the “Fund”)

Supplement dated November 5, 2015 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated July 31, 2015

Effective immediately, Osman Ali no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Ali in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SELSAT3PMSTK 11-15